Derivative Financial Instruments - Summary of net fair value of derivative financial instruments (Details) $ in Thousands	Jun. 30, 2025 USD ($) $ / bbl $ / Mcfe MMBTU bbl	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets	$ 130,015	$ 62,198
Fair value, liabilities	(763,162)	$ (772,545)
Fair value, assets (liabilities), net	$ (633,147)
Weighted Average Price, Btu Conversion Factor	1.0553
Natural Gas Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets (liabilities), net	$ (669,289)
NGLs Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets (liabilities), net	(16,353)
Oil Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets (liabilities), net	52,346
Interest | SOFR interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets	149
Principal Hedged	$ 5,520
Fixed Rate	4.15%
For the remainder of 2025 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	123,767
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.67
Fair value, liabilities	$ (29,311)
For the remainder of 2025 | Natural Gas Contracts | Two Way Collar Contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	1,840
Fair value, liabilities	$ (253)
For the remainder of 2025 | Natural Gas Contracts | Two Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.69
For the remainder of 2025 | Natural Gas Contracts | Two Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.90
For the remainder of 2025 | Natural Gas Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,680
Fair value, liabilities	$ (1,425)
For the remainder of 2025 | Natural Gas Contracts | Three Way Collar Contract Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.22
For the remainder of 2025 | Natural Gas Contracts | Three Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.27
For the remainder of 2025 | Natural Gas Contracts | Three Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.69
For the remainder of 2025 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	5,301
Fair value, liabilities	$ (2,413)
For the remainder of 2025 | Natural Gas Contracts | Stand Alone Call Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.66
For the remainder of 2025 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	135,335
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.58)
Fair value, assets	$ 23,711
For the remainder of 2025 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	3,969
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	36.00
Fair value, assets	$ 881
For the remainder of 2025 | NGLs Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	460
Fair value, liabilities	$ (1,651)
For the remainder of 2025 | NGLs Contracts | Stand Alone Call Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	30.07
For the remainder of 2025 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	3,163
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	69.24
Fair value, assets	$ 21,191
For the remainder of 2025 | Oil Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	368
Fair value, assets	$ 1,090
For the remainder of 2025 | Oil Contracts | Three Way Collar Contract Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	55.00
For the remainder of 2025 | Oil Contracts | Three Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	65.00
For the remainder of 2025 | Oil Contracts | Three Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	75.08
For the remainder of 2025 | Oil Contracts | Sold calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	55
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	70.50
Fair value, liabilities	$ (67)
2026 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	229,735
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.57
Fair value, liabilities	$ (190,658)
2026 | Natural Gas Contracts | Two Way Collar Contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,300
Fair value, liabilities	$ (1,394)
2026 | Natural Gas Contracts | Two Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.43
2026 | Natural Gas Contracts | Two Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	5.36
2026 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	19,777
Fair value, liabilities	$ (34,701)
2026 | Natural Gas Contracts | Stand Alone Call Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.70
2026 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	214,730
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.59)
Fair value, liabilities	$ 13,305
2026 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	7,350
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	33.85
Fair value, liabilities	$ (3,659)
2026 | NGLs Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	913
Fair value, liabilities	$ (5,826)
2026 | NGLs Contracts | Stand Alone Call Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	27.83
2026 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	4,896
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	67.28
Fair value, assets	$ 27,796
2026 | Oil Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	730
Fair value, assets	$ 1,532
2026 | Oil Contracts | Three Way Collar Contract Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	55.00
2026 | Oil Contracts | Three Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	65.00
2026 | Oil Contracts | Three Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	74.00
2026 | Oil Contracts | Sold calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	475
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	65.58
Fair value, liabilities	$ (2,240)
2027 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	205,839
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.46
Fair value, liabilities	$ (133,424)
2027 | Natural Gas Contracts | Two Way Collar Contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	6,409
Fair value, assets	$ 526
2027 | Natural Gas Contracts | Two Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.62
2027 | Natural Gas Contracts | Two Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	6.05
2027 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	10,950
Fair value, liabilities	$ (30,988)
2027 | Natural Gas Contracts | Stand Alone Call Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.69
2027 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	163,693
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.54)
Fair value, assets	$ 1,326
2027 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	6,402
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	30.77
Fair value, liabilities	$ (3,105)
2027 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	4,236
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	63.91
Fair value, assets	$ 8,934
2027 | Oil Contracts | Sold calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	365
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	65.00
Fair value, liabilities	$ (2,360)
2028 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	175,737
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.27
Fair value, liabilities	$ (111,518)
2028 | Natural Gas Contracts | Two Way Collar Contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	10,502
Fair value, assets	$ 6,374
2028 | Natural Gas Contracts | Two Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.22
2028 | Natural Gas Contracts | Two Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	6.81
2028 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,320
Fair value, liabilities	$ (7,568)
2028 | Natural Gas Contracts | Stand Alone Call Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.83
2028 | Natural Gas Contracts | Purchased puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,978
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.17
Fair value, assets	$ 2,905
2028 | Natural Gas Contracts | Sold puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,978
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.17
Fair value, liabilities	$ (2,905)
2028 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	103,589
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.75)
Fair value, liabilities	$ (5,214)
2028 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	1,386
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	28.97
Fair value, liabilities	$ (1,001)
2028 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	2,591
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	62.23
Fair value, assets	$ 679
2028 | Oil Contracts | Sold calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	366
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	65.00
Fair value, liabilities	$ (2,637)
2029 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	139,339
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.18
Fair value, liabilities	$ (88,122)
2029 | Natural Gas Contracts | Two Way Collar Contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	28,251
Fair value, assets	$ 5,145
2029 | Natural Gas Contracts | Two Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.83
2029 | Natural Gas Contracts | Two Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	5.16
2029 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,300
Fair value, liabilities	$ (6,295)
2029 | Natural Gas Contracts | Stand Alone Call Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.69
2029 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,594
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.40)
Fair value, liabilities	$ (526)
2029 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	1,074
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	25.94
Fair value, liabilities	$ (1,992)
2029 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	1,498
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	61.62
Fair value, liabilities	$ (428)
2029 | Oil Contracts | Sold calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	365
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	65.00
Fair value, liabilities	$ (1,144)
2030 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	79,042
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.19
Fair value, liabilities	$ (35,239)
2030 | Natural Gas Contracts | Two Way Collar Contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	30,099
Fair value, assets	$ 3,598
2030 | Natural Gas Contracts | Two Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.69
2030 | Natural Gas Contracts | Two Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.33
2030 | Natural Gas Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	6,276
Fair value, liabilities	$ (2,010)
2030 | Natural Gas Contracts | Three Way Collar Contract Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.90
2030 | Natural Gas Contracts | Three Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.20
2030 | Natural Gas Contracts | Three Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.96
2031 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	49,704
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.20
Fair value, liabilities	$ (21,430)
2031 | Natural Gas Contracts | Two Way Collar Contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	38,595
Fair value, assets	$ 3,709
2031 | Natural Gas Contracts | Two Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.69
2031 | Natural Gas Contracts | Two Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.31
2031 | Natural Gas Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	5,909
Fair value, liabilities	$ (2,078)
2031 | Natural Gas Contracts | Three Way Collar Contract Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.90
2031 | Natural Gas Contracts | Three Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.20
2031 | Natural Gas Contracts | Three Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.96
2032 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	47,503
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.20
Fair value, liabilities	$ (14,502)
2032 | Natural Gas Contracts | Two Way Collar Contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	9,190
Fair value, liabilities	$ (1,617)
2032 | Natural Gas Contracts | Two Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.69
2032 | Natural Gas Contracts | Two Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.31
2032 | Natural Gas Contracts | Three-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	2,824
Fair value, liabilities	$ (814)
2032 | Natural Gas Contracts | Three Way Collar Contract Sold Put
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.90
2032 | Natural Gas Contracts | Three Way Collar Contract Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.20
2032 | Natural Gas Contracts | Three Way Collar Contract Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.96
2033 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	22,706
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.24
Fair value, liabilities	$ (5,483)